Share-based Payment Arrangements - Summary of Information About ASE Inc. Option Plans (Detail)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 29, 2018 TWD ($) shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price, Beginning balance | $ / shares			$ 58.1
Options granted | $ / shares		$ 56.4
Weighted average exercise price, Options forfeited | $ / shares		71.5
Weighted average exercise price, Ending balance | $ / shares		$ 58.1		$ 58.1
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares	135,961,000			135,961,000	210,795,000
Number of options, transferred to the Company in accordance with the joint share exchange agreement | shares	(113,712,000)
Number of options, forfeited | shares	(1,692,000)				(5,407,000)
Number of options, expired | shares					(1,790,000)
Number of options, exercised | shares	(20,557,000)				(67,637,000)
Number of options, Ending balance | shares					135,961,000
Number of options, exercisable, end of year | shares					85,642,000
Weighted average exercise price, Beginning balance | $ / shares	$ 30.2			$ 30.2	$ 27.3
Transferred from ASE | $	$ 30.9
Weighted average exercise price, Options forfeited | $ / shares	$ 36.3				36.3
Weighted average exercise price, Options expired | $ / shares					21.1
Weighted average exercise price, Options exercised | $ / shares	$ 26.0				21.0
Weighted average exercise price, Ending balance | $ / shares					30.2
Weighted average exercise price, Options exercisable, end of year | $ / shares					$ 26.5
The Company Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, beginning balance | shares		56,856,000	183,814,000
Options granted | shares		131,863,000
Number of options, forfeited | shares		(1,582,000)	(4,214,000)
Number of options, exercised | shares		(3,323,000)	(8,814,000)
Number of options, Ending balance | shares		183,814,000	170,786,000	183,814,000
Number of options, exercisable, end of year | shares		36,354,000	33,822,000	36,354,000
Weighted average exercise price, Beginning balance | $ / shares		$ 61.7	$ 58.1
Weighted average exercise price, Options forfeited | $ / shares			61.8
Weighted average exercise price, Options exercised | $ / shares		43.6	48.4
Weighted average exercise price, Ending balance | $ / shares		58.1	57.0	$ 58.1
Weighted average exercise price, Options exercisable, end of year | $ / shares		$ 58.1	$ 63.5	$ 58.1
The Company Option Plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | shares		16.28		16.28
The Company Option Plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value of options granted (NT$) | shares		19.12		19.12